Share Capital -Deferred Share Unit Plan Outstanding (Details) - Deferred share unit plan	12 Months Ended
	Dec. 31, 2024 shares shares	Dec. 31, 2023 shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding balance, beginning of year	307,312	219,961
Issued	67,006	87,351
Settled	(49,207)	0
Outstanding balance, end of year	325,111	307,312